8. Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details 1
Tax expense at statutory rate (34%)									$ 4,329	$ 3,851	$ 2,914
Differences:
State income tax, net of federal income tax effect									494	(283)	428
Tax exempt interest income									(1,682)	(1,630)	(1,481)
Increase in cash surrender value of life insurance									(143)	(143)	(147)
Nondeductible interest and other expense									103	119	141
Other, net									(1)	23	24
Total	$ 613	$ 942	$ 866	$ 679	$ (377)	$ 475	$ 916	$ 923	$ 3,100	$ 1,937	$ 1,879